Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Israeli corporate tax rate	23.00%	24.00%
Operating Loss Carryforwards (in Dollars)	$ 18,711	$ 8,838	$ 25,077